Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2008-1

MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-31-2011	PAGE 1

A. DATES

		Begin	End	# days
1	Determination Date		1/18/2012
2	Payment Date		1/20/2012
3	Collection Period	11/27/2011	12/31/2011	35
4	Monthly Interest Period - Actual/360	12/20/2011	1/19/2012	31
5	Monthly Interest - 30/360			30

B. SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	245,000,000.00	—	—	—	—
7	Class A-2-A Notes	305,000,000.00	—	—	—	—
8	Class A-3-A Notes	255,000,000.00	—	—	—	—
9	Class A-4-B Notes	214,450,000.00	93,628,104.48	10,667,493.84	82,960,610.64	0.3868529

10	Total Securities	$1,019,450,000.00	$93,628,104.48	$10,667,493.84	$82,960,610.64

11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55

12	Adjusted Pool Balance	1,042,931,371.55	117,109,476.03	10,667,493.84	106,441,982.19

13	YSOC	$62,585,327.65	$5,101,171.91		$4,611,331.79

14	Net Pool Balance	$1,105,516,699.20	$122,210,647.94	$10,667,493.84	$111,053,313.98

		Coupon Rate	Principal & Interest Payment Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount

15	Class A-1 Notes	2.8400%	—	—	—	—
16	Class A-2-A Notes	3.7100%	—	—	—	—
17	Class A-3-A Notes	4.5000%	—	—	—	—
18	Class A-4-B Notes	1.9849%	160,026.95	0.7462203	10,827,520.79	50.4897215

	Total Securities		160,026.95		10,827,520.79

C. COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	7,625,731.51
20	Scheduled Interest Payments Received	685,777.66
21	Prepayments of Principal Received	64,349.32
22	Liquidation Proceeds	3,161,241.62
23	Recoveries Received	242,335.99
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	11,779,436.10

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	4,890.69

30	Total Available Funds, prior to Servicer Advances	11,784,326.79

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	11,784,326.79

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	11,784,326.79

D. DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	101,842.21
37	Net Swap Payment Class A-4 Notes	244,446.47
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	160,026.95
40	Principal Distribution Amount (Item 80)	10,667,493.84
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	610,517.33

Volkswagen Auto Loan Enhanced Trust 2008-1

MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-31-2011	PAGE 2

		Due	Shortfall	Paid
	Distribution Detail:

46	Servicing Fees	101,842.21	—	101,842.21

	Pro rata:
47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	—	—	—
49	Class A-3 Interest	—	—	—
50	Class A-4 Interest	160,026.95	—	160,026.95
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	160,026.95	—	160,026.95

E. CALCULATIONS
	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			117,109,476.03
57	Beginning Net Pool Balance		122,210,647.94
58	Receipts of Scheduled Principal		(7,625,731.51)
59	Receipts of Prepaid Principal		(64,349.32)
60	Liquidation Proceeds		(3,161,241.62)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(306,011.51)

64	Ending Net Pool Balance		111,053,313.98
65	Yield Supplement Overcollateralization Amount		4,611,331.79

66	Adjusted Pool Balance		106,441,982.19
67	Less: Adjusted Pool Balance - End of Collection Period			106,441,982.19

68	Calculated Principal Distribution Amount			10,667,493.84

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			11,784,326.79
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			101,842.21
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			404,473.41
73	Less: Calculated Principal Distribution (Item 68)			10,667,493.84

74	Equals: Remaining Available Funds before Servicer Advance			610,517.33
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			610,517.33
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			10,667,493.84

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance (Amended 3-16-09)			55,214,656.86
86	Original Specified Reserve			5,214,656.86
87	Initial Reserve Account Balance			1,042,931.37

88	Beginning Reserve Account Balance			55,214,656.86
89	Plus: Net Investment Income for the Collection Period			4,890.69

90	Subtotal: Reserve Fund Available for Distribution			55,219,547.55
91	Plus: Deposit of Excess Available Funds (Item 41)			—
92	Plus: Deposit of Voluntary Capital Contribution			—
93	Less: Reserve Account Draw Amount (Item 79)			—

94	Subtotal Reserve Account Balance			55,219,547.55
95	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			4,890.69

96	Equals: Ending Reserve Account Balance			55,214,656.86

97	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

Volkswagen Auto Loan Enhanced Trust 2008-1

MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-31-2011	PAGE 3

G. POOL STATISTICS

		Initial	Current
	Collateral Pool Balance Data:
98	Net Pool Balance	1,105,516,699.20	111,053,313.98
99	Number of Current Contracts	69,699	18,142
100	Weighted Average Loan Rate	5.54%	6.05%
101	Average Remaining Term	55.0	19.3
102	Average Original Term	60.3	67.2
103	Monthly Prepayment Rate		1.23%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
104	Aggregate Outstanding Principal Balance of Charged Off Receivables		33	306,011.51
105	Liquidation Proceeds on Related Vehicles			—
106	Recoveries Received on Receivables Previously Charged Off			242,335.99

107	Net Principal Losses for Current Collection Period		33	63,675.52

108	Beginning Net Principal Losses		2,866	26,381,565.77
109	Net Principal Losses for Current Collection Period		33	63,675.52

110	Cumulative Net Principal Losses		2,899	26,445,241.29

111	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)			2.39%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile — End of Period:
112	Current	96.36%	17,633	107,009,681.86
113	31 - 60 Days Delinquent	3.03%	436	3,366,988.42
114	61 - 90 Days Delinquent	0.61%	73	676,643.70

115	Total	100.00%	18,142	111,053,313.98

	Summary of Swap Payments and Receipts
	Receipts:
116	Net Swap Receipt Class A-4 Notes			—
117	Swap Replacements Proceeds			—

118	Total Receipts			—

	Payments:
119	Net Swap Payment Class A-4 Notes			244,446.47

120	Senior Swap Termination Payment			—
121	Subordinated Swap Termination Payments			—

122	Swap Termination Payment			—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month